Unaudited Interim Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Super Voting [Member]	Subordinate Voting [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total Equity Attributable To Shareholders Of Medmen [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Jul. 01, 2018	$ 164,999		$ 172,441,570	$ (63,757,867)	$ 108,848,702	$ 85,728,414	$ 194,577,116
Balance, shares at Jul. 01, 2018	1,630,590	45,215,976
Net Loss				(69,079,888)	(69,079,888)	(188,840,766)	(257,920,654)
Bought Deal Equity Financing, net			115,289,679		115,289,679		115,289,679
Bought Deal Equity Financing, net, shares		29,321,818
Derivative Liability Incurred on Issuance of Equity			(13,252,207)		(13,252,207)		(13,252,207)
At-the-Market Equity Financing Program, net			13,306,096		13,306,096		13,306,096
At-the-Market Equity Financing Program, Net, shares		5,168,500
Shares Issued to Settle Debt			2,170,163		2,170,163		2,170,163
Shares Issued to Settle Debt and Accrued Interest, shares		632,130
Shares Issued for Debt Issuance Costs			5,836,550		5,836,550		5,836,550
Shares Issued for Debt Issuance Costs, shares		2,691,141
Asset Acquisitions			5,097,436		5,097,436		5,097,436
Redemption of LLC Redeemable Units			16,768,120	7,671,349	24,439,469	(24,439,469)
Redemption of LLC Redeemable Units, shares		5,566,993
Other Assets			2,986,501		2,986,501		2,986,501
Other Assets, shares		919,711
Acquisition Costs			515,500		515,500		515,500
Acquisition Costs, shares		159,435
Asset Acquisitions, shares		1,658,884
Acquisition of Non-Controlling Interest			33,035,817	(33,132,366)	(96,549)	96,549
Acquisition of Non-Controlling Interest, shares		9,736,870
Equity Component of Debt			7,548,720		7,548,720		7,548,720
Redemption of MedMen Corp Redeemable Shares			204,400,820	(212,084,052)	(7,683,232)	7,683,232
Redemption of MedMen Corp Redeemable Shares, shares		58,095,821
Options Issued - Other Assets			633,837		633,837		633,837
Vested Restricted Stock Units
Shares Issued for Vested Restricted Stock Units, shares		333,479
Business Acquisitions			34,402,179		34,402,179		34,402,179
Shares Issued for Business Acquisition, shares		10,875,929
Stock Grants for Compensation			5,712,872		5,712,872		5,712,872
Stock Grants for Compensation, shares		2,634,235
Share-Based Compensation Expense			13,935,569		13,935,569		13,935,569
Cash Contributions						290,000	290,000
Conversion of Convertible Debentures						3,802,381	3,802,381
Asset Acquisitions						41,154,986	41,154,986
Equity Component of Debt						13,590,104	13,590,104
Shares Issued to Settle Debt						6,759,125	6,759,125
Exercise of Warrants						8,521,268	8,521,268
Other Assets						343,678	343,678
Acquisition Costs						597,320	597,320
Deferred Tax Impact on Conversion Feature			(7,473,216)		(7,473,216)		(7,473,216)
Non-Controlling Interest Equity Transactions
Share-Based Compensation						12,845,773	12,845,773
Ending balance, value at Jun. 29, 2019	$ 164,999		613,356,006	(370,382,824)	243,138,181	(31,867,405)	211,270,776
Balance, shares at Jun. 29, 2019	1,630,590	173,010,922
Net Loss				(90,445,492)	(90,445,492)	(118,260,518)	(208,706,010)
At-the-Market Equity Financing Program, net			12,399,249		12,399,249		12,399,249
At-the-Market Equity Financing Program, Net, shares		9,789,300
Shares Issued for Cash			50,193,938		50,193,938		50,193,938
Shares Issued for Cash, shares		61,596,792
Shares Issued to Settle Debt			5,255,172		5,255,172		5,255,172
Shares Issued to Settle Debt and Accrued Interest, shares		6,801,790
Shares Issued to Settle Accounts Payable and Liabilities			5,684,851		5,684,851		5,684,851
Shares Issued to Settle Accounts Payable and Liabilities, shares		15,847,581
Shares Issued to Settle Contingent Consideration			11,559,875		11,559,875		11,559,875
Shares Issued to Settle Contingent Consideration, shares		13,737,444
Asset Acquisitions			4,904,381		4,904,381		4,904,381
Asset Acquisitions, shares		7,373,034
Equity Component of Debt			23,093,250		23,093,250		23,093,250
Redemption of MedMen Corp Redeemable Shares			31,690,004	(27,862,104)	3,827,900	(3,827,900)
Redemption of MedMen Corp Redeemable Shares, shares		27,090,259
Vested Restricted Stock Units
Shares Issued for Vested Restricted Stock Units, shares		329,548
Shares Issued for Other Assets			7,862,916		7,862,916		7,862,916
Shares Issued for Other Assets, shares		13,479,589
Shares Issued for Acquisition Costs			429,314		429,314		429,314
Shares Issued for Acquisition Costs, shares		269,817
Business Acquisitions			9,833,000		9,833,000		9,833,000
Shares Issued for Business Acquisition, shares		5,112,263
Stock Grants for Compensation			3,005,795		3,005,795	35,217	3,041,012
Stock Grants for Compensation, shares		2,531,763
Share-Based Compensation Expense			6,312,418		6,312,418		6,312,418
Deferred Tax Impact on Conversion Feature				(260)	(260)		(260)
Repurchase and Cancellation of Super Voting Shares	$ (82,500)		82,500
Cancellation of Super Voting Shares, shares	(815,295)
Non-Controlling Interest Equity Transactions						(310,633)	(310,633)
Distributions						5,331,969	5,331,969
Share-Based Compensation						1,492,073	1,492,073
Ending balance, value at Mar. 28, 2020	$ 82,500		785,662,669	(488,690,680)	297,054,488	(147,407,197)	149,647,291
Balance, shares at Mar. 28, 2020	815,295	336,970,102
Beginning balance, value at Jun. 29, 2019	$ 164,999		613,356,006	(370,382,824)	243,138,181	(31,867,405)	211,270,776
Balance, shares at Jun. 29, 2019	1,630,590	173,010,922
Net Loss				(247,264,351)	(247,264,351)	(279,266,058)	(526,530,409)
At-the-Market Equity Financing Program, net			12,399,252		12,399,252		12,399,252
At-the-Market Equity Financing Program, Net, shares		9,789,300
Shares Issued for Cash			50,193,938		50,193,938		50,193,938
Shares Issued for Cash, shares		61,596,792
Shares Issued to Settle Debt			5,255,172		5,255,172		5,255,172
Shares Issued to Settle Debt and Accrued Interest, shares		6,801,790
Shares Issued to Settle Accounts Payable and Liabilities			7,477,045		7,477,045		7,477,045
Shares Issued to Settle Accounts Payable and Liabilities, shares		24,116,461
Shares Issued to Settle Contingent Consideration			11,559,875		11,559,875		11,559,875
Shares Issued to Settle Contingent Consideration, shares		13,737,444
Asset Acquisitions			4,904,381		4,904,381		4,904,381
Asset Acquisitions, shares		7,373,034
Equity Component of Debt			23,781,053		23,781,053		23,781,053
Redemption of MedMen Corp Redeemable Shares			44,878,551	(12,685,751)	32,192,800	(32,192,800)
Redemption of MedMen Corp Redeemable Shares, shares		83,119,182
Vested Restricted Stock Units
Shares Issued for Vested Restricted Stock Units, shares		329,548
Shares Issued for Other Assets			7,802,182		7,802,182		7,802,182
Shares Issued for Other Assets, shares		13,479,589
Shares Issued for Acquisition Costs			564,464		564,464		564,464
Shares Issued for Acquisition Costs, shares		765,876
Business Acquisitions			9,833,000		9,833,000		9,833,000
Shares Issued for Business Acquisition, shares		5,112,263
Stock Grants for Compensation			3,621,769		3,621,769	35,157	3,656,926
Stock Grants for Compensation, shares		4,675,017
Share-Based Compensation Expense			5,916,125		5,916,125		5,916,125
Conversion of Convertible Debentures
Deferred Tax Impact on Conversion Feature			(10,452,700)	(557,289)	(11,009,989)		(11,009,989)
Repurchase and Cancellation of Super Voting Shares	$ (82,500)		82,500	(475,650)	(475,650)		(475,650)
Cancellation of Super Voting Shares, shares	(815,295)
Equity Component on Debt and Debt Modification						5,331,969	5,331,969
Non-Controlling Interest Equity Transactions
Distributions						(310,633)	(310,633)
Share-Based Compensation						1,492,073	1,492,073
Ending balance, value at Jun. 27, 2020	$ 82,500		791,172,613	(631,365,866)	159,889,247	(336,777,697)	(176,888,450)
Balance, shares at Jun. 27, 2020	815,295	403,907,218
Net Loss				(85,334,040)	(85,334,040)	(26,105,114)	(111,439,154)
Shares Issued for Cash			18,885,912		18,885,912		18,885,912
Shares Issued for Cash, shares		57,800,000
Fair Value of Warrants - Private Placement Cost			(7,228,135)		(7,228,135)		(7,228,135)
Shares Issued to Settle Accounts Payable and Liabilities			2,755,853		2,755,853		2,755,853
Shares Issued to Settle Accounts Payable and Liabilities, shares		14,911,047
Equity Component of Debt			53,854,490		53,854,490		53,854,490
Redemption of MedMen Corp Redeemable Shares			31,992,438	43,468,394	75,460,832	(75,460,832)
Redemption of MedMen Corp Redeemable Shares, shares		133,969,228
Vested Restricted Stock Units			437,386		437,386		437,386
Shares Issued for Vested Restricted Stock Units, shares		7,173,256
Warrants Issued Pursuant to Debt Agreements			7,834,885		7,834,885		7,834,885
Stock Grants for Compensation			693,659		693,659		693,659
Stock Grants for Compensation, shares		3,703,730
Deemed Dividend - Down Round Feature of Warrants			6,364,183	(6,364,183)
Share-Based Compensation Expense			3,033,421		3,033,421		3,033,421
Deferred Tax Impact on Conversion Feature			(19,175,962)		(19,175,962)	(1,210,052)	(20,386,014)
Repurchase and Cancellation of Super Voting Shares	$ (82,500)		82,500
Cancellation of Super Voting Shares, shares	(815,295)
Debt Amendment Fees Settled in Equity			2,010,504		2,010,504		2,010,504
Debt Amendment Fees Settled in Equity, shares		4,305,148
Equity Component on Debt and Debt Modification						4,055,133	4,055,133
Ending balance, value at Mar. 27, 2021			$ 892,713,747	$ (679,595,695)	$ 213,118,052	$ (435,498,562)	$ (222,380,510)
Balance, shares at Mar. 27, 2021		625,769,627